Quarterly Holdings Report
for

Fidelity® Leveraged Company Stock Fund

April 30, 2019

LSF-QTLY-0619
1.800341.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.5%
Interactive Media & Services - 3.9%
Alphabet, Inc. Class A (a)	55,000	$65,943
Facebook, Inc. Class A (a)	140,000	27,076
		93,019
Media - 5.6%
Altice U.S.A., Inc. Class A	1,829,600	43,105
Comcast Corp. Class A	878,300	38,232
Discovery Communications, Inc. Class A (a)(b)	543,000	16,779
Nexstar Broadcasting Group, Inc. Class A	305,898	35,805
		133,921
Wireless Telecommunication Services - 2.0%
T-Mobile U.S., Inc. (a)	653,000	47,662

TOTAL COMMUNICATION SERVICES		274,602

CONSUMER DISCRETIONARY - 16.1%
Hotels, Restaurants & Leisure - 9.9%
Boyd Gaming Corp.	2,264,500	65,172
Eldorado Resorts, Inc. (a)	1,659,380	81,924
International Game Technology PLC (b)	637,400	9,325
Penn National Gaming, Inc. (a)	1,067,700	23,137
Red Rock Resorts, Inc.	715,947	19,316
Royal Caribbean Cruises Ltd.	214,400	25,930
Studio City International Holdings Ltd. ADR (b)	695,700	11,966
		236,770
Household Durables - 0.5%
Tempur Sealy International, Inc. (a)	192,400	11,813
Internet & Direct Marketing Retail - 5.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	445,600	82,691
Amazon.com, Inc. (a)	28,300	54,521
		137,212

TOTAL CONSUMER DISCRETIONARY		385,795

CONSUMER STAPLES - 2.6%
Food Products - 2.6%
Darling International, Inc. (a)	526,083	11,474
JBS SA	10,119,700	51,023
		62,497
ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Cheniere Energy, Inc. (a)	412,040	26,515
Diamondback Energy, Inc.	266,400	28,342
MEG Energy Corp. (a)	1,067,700	4,750
Parsley Energy, Inc. Class A (a)	677,000	13,513
Pioneer Natural Resources Co.	145,200	24,170
		97,290
FINANCIALS - 4.4%
Banks - 1.8%
Bank of America Corp.	652,399	19,950
JPMorgan Chase & Co.	199,700	23,175
		43,125
Consumer Finance - 2.6%
American Express Co.	328,100	38,463
OneMain Holdings, Inc.	720,800	24,486
		62,949

TOTAL FINANCIALS		106,074

HEALTH CARE - 8.8%
Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. (a)	134,100	18,255
Regeneron Pharmaceuticals, Inc. (a)	38,600	13,245
		31,500
Health Care Providers & Services - 3.4%
Cigna Corp.	113,300	17,997
Humana, Inc.	67,900	17,342
Tenet Healthcare Corp. (a)	691,500	15,144
UnitedHealth Group, Inc.	133,500	31,115
		81,598
Life Sciences Tools & Services - 3.2%
IQVIA Holdings, Inc. (a)	370,100	51,407
Thermo Fisher Scientific, Inc.	87,700	24,332
		75,739
Pharmaceuticals - 0.9%
Jazz Pharmaceuticals PLC (a)	166,400	21,594

TOTAL HEALTH CARE		210,431

INDUSTRIALS - 11.4%
Aerospace & Defense - 1.1%
TransDigm Group, Inc. (a)	52,300	25,236
Airlines - 3.8%
Air Canada (a)	3,009,700	72,249
Delta Air Lines, Inc.	335,100	19,533
		91,782
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.	46,866	13
Machinery - 1.9%
Allison Transmission Holdings, Inc.	510,200	23,908
Ingersoll-Rand PLC	169,800	20,819
		44,727
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	831	8
Road & Rail - 0.7%
Lyft, Inc.	316,764	17,048
Trading Companies & Distributors - 3.9%
Air Lease Corp. Class A	290,920	11,218
HD Supply Holdings, Inc. (a)	1,016,300	46,435
United Rentals, Inc. (a)	248,100	34,962
		92,615

TOTAL INDUSTRIALS		271,429

INFORMATION TECHNOLOGY - 29.6%
Electronic Equipment & Components - 2.0%
CDW Corp.	205,900	21,743
Dell Technologies, Inc. (a)	377,700	25,461
		47,204
IT Services - 11.9%
EPAM Systems, Inc. (a)	302,100	54,185
First Data Corp. Class A (a)	1,383,200	35,770
Global Payments, Inc.	441,800	64,534
MasterCard, Inc. Class A	169,400	43,068
PayPal Holdings, Inc. (a)	430,100	48,502
Visa, Inc. Class A	232,000	38,148
		284,207
Semiconductors & Semiconductor Equipment - 8.0%
Broadcom, Inc.	41,000	13,054
Lam Research Corp.	146,100	30,306
Marvell Technology Group Ltd.	539,300	13,493
Microchip Technology, Inc. (b)	622,000	62,132
Micron Technology, Inc. (a)	292,900	12,319
ON Semiconductor Corp. (a)	1,788,000	41,231
Skyworks Solutions, Inc.	206,600	18,218
		190,753
Software - 7.7%
Adobe, Inc. (a)	206,800	59,817
Microsoft Corp.	254,000	33,172
SS&C Technologies Holdings, Inc.	804,400	54,426
Symantec Corp.	708,900	17,162
VMware, Inc. Class A	97,100	19,821
		184,398

TOTAL INFORMATION TECHNOLOGY		706,562

MATERIALS - 4.1%
Chemicals - 3.1%
DowDuPont, Inc.	693,821	26,677
Olin Corp.	51,068	1,108
The Chemours Co. LLC	943,100	33,961
Trinseo SA	119,217	5,359
Westlake Chemical Corp.	84,765	5,912
		73,017
Containers & Packaging - 0.9%
Crown Holdings, Inc. (a)	372,400	21,648
Metals & Mining - 0.1%
First Quantum Minerals Ltd.	299,200	3,160

TOTAL MATERIALS		97,825

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Crown Castle International Corp.	244,300	30,728
UTILITIES - 3.9%
Electric Utilities - 2.5%
Vistra Energy Corp.	2,173,665	59,232
Independent Power and Renewable Electricity Producers - 1.4%
NRG Energy, Inc.	837,200	34,468

TOTAL UTILITIES		93,700

TOTAL COMMON STOCKS
(Cost $1,832,725)		2,336,933

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 2.49% (c)	56,055,386	56,067
Fidelity Securities Lending Cash Central Fund 2.49% (c)(d)	24,427,818	24,430
TOTAL MONEY MARKET FUNDS
(Cost $80,493)		80,497
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $1,913,218)		2,417,430
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(27,669)
NET ASSETS - 100%		$2,389,761

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,052
Fidelity Securities Lending Cash Central Fund	128
Total	$1,180

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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